Filed with the U.S. Securities and Exchange Commission on November 28, 2023

1933 Act Registration File No.333-206240
1940 Act File No. 811-23084

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	182	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	185	[	X	]

(Check appropriate box or boxes.)

Series Portfolios Trust
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (414) 516-1652

Ryan L. Roell, President and Principal Executive Officer
Series Portfolios Trust
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)
Copy to:

Andrew L. Zutz, Esq.
Goodwin Procter LLP
1900 N Street, NW
Washington, DC 20036
It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	on December 30, 2023 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	X	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 174 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on August 17, 2023, and pursuant to Rule 485(a)(2) would have become effective on October 31, 2023.

Post-Effective Amendment No. 180 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 30, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 182 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 30, 2023, as the new date upon which the Amendment will become effective.

This Post-Effective Amendment No. 182 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 28th day of November, 2023.

Series Portfolios Trust

By: /s/ Ryan L. Roell
Ryan L. Roell
President

    Pursuant to the requirements of the 1933 Act, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel B. Willey*	Trustee	November 28, 2023
Daniel B. Willey

/s/ Debra McGinty-Poteet*	Trustee	November 28, 2023
Debra McGinty-Poteet

/s/ Koji Felton*	Trustee	November 28, 2023
Koji Felton

/s/ Elaine E. Richards*	Trustee	November 28, 2023
Elaine E. Richards

/s/ Ryan L. Roell	President and Principal	November 28, 2023
Ryan L. Roell	Executive Officer

/s/ Douglas Schafer	Treasurer and Principal	November 28, 2023
Douglas Schafer	Financial Officer and
Principal Accounting Officer

*By: /s/ Ryan L. Roell		November 28, 2023
Ryan L. Roell
Ryan L. Roell, Attorney-In Fact pursuant to Power of Attorney